EMPLOYEE BENEFIT PLAN - Components of Net Periodic Benefit Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Current service cost	$ 169	$ 90
Interest cost	30	25
Net actuarial (gain)/loss recognized in the year	113	(46)
Expenses recognized in the consolidated statement of operations	$ 312	$ 69
DefinedBenefitPlanNetPeriodicBenefitCostCreditExcludingServiceCostStatementOfIncomeOrComprehensiveIncomeExtensibleList	Compensation expense upon completion of Business Combination	Compensation expense upon completion of Business Combination